UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

U.S. Government Securities Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003

UNAUDITED

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                        U.S.
                                                                                     GOVERNMENT
                                                                                     SECURITIES
                                                                                      PORTFOLIO
                                                                                  ------------------
                                                                                  ------------------
ASSETS:
     Investments in securities, market value  (1)                               $        85,842,021
     Cash                                                                                    11,480
     Interest receivable                                                                    555,091
     Receivable for investments sold                                                      3,937,616
                                                                                  ------------------
                                                                                  ------------------

     Total assets                                                                        90,346,208
                                                                                  ------------------
                                                                                  ------------------

LIABILITIES:

     Due to investment adviser                                                               43,719
     Payable for investments purchased                                                    4,796,411
                                                                                  ------------------
                                                                                  ------------------

     Total liabilities                                                                    4,840,130
                                                                                  ------------------
                                                                                  ------------------

NET ASSETS                                                                      $        85,506,078
                                                                                  ==================
                                                                                  ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                              $           747,638
     Additional paid-in capital                                                          81,220,350
     Net unrealized appreciation on investments                                           2,882,392
     Undistributed net investment income                                                    132,323
     Accumulated net realized gain on investments                                           523,375
                                                                                  ------------------
                                                                                  ------------------

NET ASSETS                                                                      $        85,506,078
                                                                                  ==================
                                                                                  ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                           $             11.44
                                                                                  ==================
                                                                                  ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                         200,000,000
     Outstanding                                                                          7,476,385

(1)  Cost of investments in securities:                                         $        82,959,629

See notes to financial statements.


MAXIM SERIES FUND, INC.

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


U.S. GOVERNMENT

                                                                                    SECURITIES
                                                                                    PORTFOLIO

                                                                                 -----------------
                                                                                 -----------------
INVESTMENT INCOME:
     Interest                                                                  $        2,163,327
     Income from securities lending                                                         8,900
                                                                                 -----------------
                                                                                 -----------------

     Total income                                                                       2,172,227
                                                                                 -----------------
                                                                                 -----------------

EXPENSES:

     Management fees                                                                      254,501
                                                                                 -----------------
                                                                                 -----------------

NET INVESTMENT INCOME                                                                   1,917,726
                                                                                 -----------------
                                                                                 -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                     595,378
     Change in net unrealized appreciation on investments                                (652,632)
                                                                                 -----------------
                                                                                 -----------------

     Net realized and unrealized loss on investments                                      (57,254)
                                                                                 -----------------
                                                                                 -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $        1,860,472
                                                                                 =================
                                                                                 =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 U.S.
                                                                              GOVERNMENT
                                                                              SECURITIES
                                                                              PORTFOLIO
                                                                     --------------------------------
                                                                     --------------------------------
                                                                         2003              2002
                                                                     --------------    --------------
                                                                     --------------    --------------
                                                                       UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $     1,917,726   $     3,973,583
     Net realized gain on investments                                      595,378         1,192,332
     Change in net unrealized appreciation on investments                 (652,632)        1,954,885
                                                                     --------------    --------------
                                                                     --------------    --------------

     Net increase in net assets resulting from operations                1,860,472         7,120,800
                                                                     --------------    --------------
                                                                     --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                         (1,785,403)       (3,937,287)
                                                                     --------------    --------------
                                                                     --------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                  14,549,344        29,467,865
     Reinvestment of distributions                                       1,785,403         3,937,287
     Redemptions of shares                                             (13,739,145)      (47,365,954)
                                                                     --------------    --------------
                                                                     --------------    --------------

     Net increase (decrease) in net assets resulting from share          2,595,602       (13,960,802)
        transactions

                                                                     --------------    --------------
                                                                     --------------    --------------

     Total increase (decrease) in net assets                             2,670,671       (10,777,289)

NET ASSETS:
     Beginning of period                                                82,835,407        93,612,696
                                                                     --------------    --------------
                                                                     --------------    --------------

     End of period (1)                                             $    85,506,078   $    82,835,407
                                                                     ==============    ==============
                                                                     ==============    ==============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                1,269,267         2,622,164
     Issued in reinvestment of distributions                               156,329           352,548
     Redeemed                                                           (1,197,758)       (4,236,323)
                                                                     --------------    --------------
                                                                     --------------    --------------

     Net increase (decrease)                                               227,838        (1,261,611)
                                                                     ==============    ==============
                                                                     ==============    ==============

(1) Including undistributed net investment income                  $       132,323   $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended              Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 20032002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Period $  11.43 $    11.00 $    10.87 $    10.46 $    11.05  $    10.92

Income from Investment Operations

Net investment income                    0.26       0.19       0.60       0.68       0.63        0.65
Net realized and unrealized gain (loss) (0.01)      0.43       0.15       0.40      (0.60)       0.12
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income From Investment Operations  0.25       0.62       0.75       1.08       0.03        0.77
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.24)     (0.19)     (0.62)     (0.67)     (0.62)      (0.64)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.24)     (0.19)     (0.62)     (0.67)     (0.62)      (0.64)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     11.44 $    11.43 $    11.00 $    10.87 $    10.46  $    11.05
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            2.20% o    9.81%      7.07%     10.58%      0.30%       7.24%

Net Assets, End of Period ($000)  $    85,506 $   82,835 $   93,613 $   84,688 $   76,592  $   78,875

Ratio of Expenses to Average Net Assets 0.60% *    0.60%      0.60%      0.60%      0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                  4.52% *    5.25%      5.65%      6.44%      5.83%       5.91%

Portfolio Turnover Rate                40.02% o   91.64%     66.47%     32.95%     51.82%      56.64%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the U.S. Government Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with the preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, there were no purchases or sales of non-U.S. Government investment securities. For the same period, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were $36,519,793 and $33,743,843, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $85,894,946. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,982,028 and gross depreciation of securities in which there was an excess of tax cost over value of $34,953, resulting in net appreciation of $2,947,075.

5.

 SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, differing treatments regarding recognition of market discount and original issue discount, and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryovers of $68,958, which expire in the year 2008.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

U.S. Government Securities Portfolio

BONDS

AGENCY --- 74.79%

  1,981,154 Fannie Mae                                                 2,051,191
            5.500% June 1, 2033
    386,614 Fannie Mae                                                   423,247
            8.500% April 1, 2025
    106,964 Fannie Mae                                                   114,295
            8.500% July 1, 2022
    208,628 Fannie Mae                                                   223,939
            7.500% August 1, 2024
     68,089 Fannie Mae                                                    76,109
            8.950% December 1, 2016
    805,617 Fannie Mae                                                   835,828
            5.000% June 1, 2018
    161,327 Fannie Mae                                                   182,498
            9.500% September 1, 2020
  1,813,861 Fannie Mae                                                 1,883,014
            5.000% April 1, 2018
  1,492,990 Fannie Mae                                                 1,549,910
            5.000% May 1, 2018
    649,260 Fannie Mae                                                   696,534
            7.500% October 1, 2031
    739,650 Fannie Mae                                                   770,041
            6.000% April 1, 2028
  1,046,732 Fannie Mae                                                 1,090,373
            6.000% February 1, 2032
    138,225 Fannie Mae                                                   149,056
            8.000% June 1, 2030
    925,177 Fannie Mae                                                   984,157
            7.000% December 1, 2031
  1,331,732 Fannie Mae                                                 1,393,708
            5.500% April 1, 2018
    917,042 Fannie Mae                                                   962,035
            6.000% October 1, 2032
    998,065 Fannie Mae                                                 1,047,032
            6.000% March 1, 2033
  2,643,243 Fannie Mae                                                 2,781,189
            6.500% December 1, 2031
    715,891 Fannie Mae                                                   760,634
            6.500% February 1, 2017
  4,919,045 Fannie Mae                                                 5,175,758
            6.500% January 1, 2032
    612,140 Fannie Mae                                                   651,163
            7.000% September 1, 2031
  1,745,827 Fannie Mae                                                 1,817,561
            6.000% May 1, 2029
  1,000,000 Fannie Mae **                                              1,124,729
            5.375% November 15, 2011
  1,000,000 Federal Home Loan Bank **                                  1,137,375
            5.477% January 28, 2009
  3,800,000 Federal Home Loan Bank **                                  3,965,258
            3.500% November 15, 2007
    236,461 Freddie Mac                                                  247,028
            6.000% March 1, 2009
    997,814 Freddie Mac                                                1,044,586
            6.000% April 1, 2033
     85,985 Freddie Mac                                                   89,828
            6.000% July 1, 2009
    347,880 Freddie Mac                                                  363,873
            6.000% September 1, 2009
     20,897 Freddie Mac                                                   21,858
            6.000% October 1, 2008
     99,932 Freddie Mac                                                  111,575
            10.250% October 1, 2010
      8,629 Freddie Mac                                                    9,087
            10.000% July 1, 2005
     43,210 Freddie Mac                                                   45,196
            6.000% January 1, 2009
  1,994,458 Freddie Mac                                                2,060,408
            5.500% May 1, 2033
  1,953,343 Freddie Mac                                                1,997,090
            4.500% March 1, 2018
    585,441 Freddie Mac                                                  607,826
            6.000% August 1, 2029
    903,684 Freddie Mac                                                  938,237
            6.000% February 1, 2029
    269,366 Freddie Mac                                                  293,071
            8.000% November 1, 2023
     74,042 Freddie Mac                                                   81,907
            9.500% April 1, 2025
    240,002 Freddie Mac                                                  259,569
            8.000% November 1, 2025
  1,700,016 Freddie Mac                                                1,785,017
            6.500% January 1, 2032
  1,340,270 Freddie Mac                                                1,407,742
            6.500% February 1, 2017
  1,000,000 Freddie Mac                                                1,033,066
            5.500% June 1, 2033
  1,295,351 Freddie Mac                                                1,360,118
            6.500% February 1, 2032
    670,932 Freddie Mac                                                  704,479
            6.500% October 1, 2031
  2,267,326 Freddie Mac                                                2,344,224
            5.000% December 1, 2017
    770,856 Freddie Mac                                                  814,698
            7.000% September 1, 2032
  1,582,644 Freddie Mac                                                1,659,303
            6.500% April 1, 2032
    992,930 Freddie Mac                                                1,029,510
            6.000% December 1, 2032
    192,498 Freddie Mac                                                  201,100
            6.000% April 1, 2009
    167,233 Freddie Mac                                                  174,707
            6.000% May 1, 2009
    183,723 Freddie Mac                                                  193,343
            6.500% September 1, 2012
    246,538 Freddie Mac                                                  287,041
            11.000% July 1, 2020
    995,729 Freddie Mac                                                1,018,030
            4.500% May 1, 2018
    876,848 Freddie Mac                                                  916,284
            5.500% March 1, 2017
  1,000,000 Freddie Mac                                                1,005,938
            4.000% June 1, 2018
  1,993,113 Freddie Mac                                                2,110,208
            7.000% June 1, 2031
    729,668 Ginnie Mae                                                   770,661
            7.000% September 15, 2031
    386,226 Ginnie Mae                                                   408,537
            7.000% March 15, 2028
    956,029 Ginnie Mae                                                 1,011,598
            6.500% December 15, 2032
    614,886 Ginnie Mae                                                   649,912
            7.000% January 15, 2029
    525,772 Ginnie Mae                                                   563,249
            7.500% December 15, 2024
    339,939 Ginnie Mae                                                   367,057
            7.500% October 15, 2013
    165,209 Ginnie Mae                                                   176,350
            7.500% April 15, 2026
  1,167,707 Ginnie Mae                                                 1,237,110
            7.000% February 15, 2026
    129,392 Ginnie Mae                                                   144,312
            9.000% July 15, 2018
    291,447 Ginnie Mae II                                                308,159
            7.500% October 20, 2028
     43,849 Ginnie Mae II                                                 49,197
            9.500% May 20, 2022
    153,330 Ginnie Mae II                                                162,123
            7.500% December 20, 2028
    127,943 Ginnie Mae II                                                137,498
            8.000% August 20, 2025
    139,178 Ginnie Mae II                                                149,958
            8.500% December 20, 2026
                                                                     $64,198,302

AGENCY MORTGAGE BACKED --- 10.23%
  1,000,000 Freddie Mac                                                1,035,959
            Series 2102 Class VB
            6.000% August 15, 2013

    914,091 US Department of Veterans Affairs                            946,084
            Series 2002-1 Class 1A
            6.000% October 15, 2031

  1,000,000 US Department of Veterans Affairs                          1,069,063
            Series 2003-1 Class G
            5.750% March 15, 2030

  5,500,000 US Department of Veterans Affairs                          5,726,363
            Series 2001-2 Class G
            6.750% November 15, 2024

                                                                      $8,777,469

SUPRANATIONALS --- 3.91%

  2,000,000 European Investment Bank                                   2,267,098
            Notes
            5.375% September 16, 2008

  1,000,000 Inter-American Development Bank                            1,092,751
            Global Bonds
            5.375% January 18, 2006

                                                                      $3,359,849

U.S. GOVERNMENTS --- 9.10%

  2,000,000 United States of America                                   2,058,046
            3.875% February 15, 2013
  1,000,000 United States of America                                   1,088,867
            5.250% February 15, 2029
    500,000 United States of America                                     504,571
            2.625% May 15, 2008
  4,000,000 United States of America                                   4,162,344
            4.000% November 15, 2012
                                                                      $7,813,828

TOTAL BONDS --- 98.03%                                               $84,149,448
(Cost $81,267,056)

SHORT-TERM INVESTMENTS

  1,000,000 Fannie Mae                                                   999,573
               0.970%, July 17, 2003
    693,000 Fannie Mae                                                   693,000
               1.120%, July 1, 2003
                                                                      $1,692,573

TOTAL SHORT-TERM INVESTMENTS --- 1.97%                                $1,692,573
(Cost $1,692,573)

TOTAL U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100%                  $85,842,021
(Cost $82,959,629)

Legend

** Security is an agency note with maturity date and interest rate indicated.

See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003